Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Operating expenses:
General and administrative	$ 1,713	$ 1,609	$ 7,260	$ 10,818
Research and development	3,232	(24,046)	(16,921)	7,240
Total operating expenses	4,945	(22,437)	(9,661)	18,058
Operating (loss) gain	(4,945)	22,437	9,661	(18,058)
Interest and other income (expense):
Interest income	94	126	565	217
Interest on convertible notes	(676)	(1,165)	(4,424)	(4,659)
Amortization of discount on convertible notes		(125)	(407)	(1,076)
Amortization of debt issuance costs				(572)
Issuance costs for private placement of shares and warrants through placement agent				(2,819)
Loss on induced conversion		(1,180)	(1,180)	(6,680)
Finance charges	(13)	(14)	(25)	(2,584)
Loss on note extinguishment				(13,374)
Gain on restructuring of payables			407
Loss on derivatives		(852)	(852)	(236)
Total interest and other expenses	(595)	(3,210)	(5,916)	(31,783)
(Loss) gain before income taxes	(5,540)	19,227	3,745	(49,841)
Income tax benefit	0	0	0	0
Net (loss) income	$ (5,540)	$ 19,227	$ 3,745	$ (49,841)
(Loss) income per share:
Basic (loss) income per share	$ 0	$ 0.02	$ 0	$ (0.05)
Diluted (loss) income per share	$ 0	$ 0.02	$ 0	$ (0.05)
Weighted average common shares used in calculation of (loss) income per share:
Weighted average common shares outstanding, Basic	1,252,551	1,135,043	1,205,755	969,509
Weighted average common shares outstanding, Diluted	1,252,551	1,198,287	1,242,922	969,509